Portfolio of Investments – as of March 31, 2024 (Unaudited)
Loomis Sayles Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 89.4% of Net Assets

Non-Convertible Bonds — 82.3%
	ABS Car Loan — 3.2%
$3,685,000	American Credit Acceptance Receivables Trust, Series 2022-1, Class D, 2.460%, 3/13/2028(a)	$3,582,275
1,470,000	American Credit Acceptance Receivables Trust, Series 2022-4, Class C, 7.860%, 2/15/2029(a)	1,484,009
3,880,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.250%, 2/20/2027(a)	3,752,025
1,745,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class C, 2.130%, 8/20/2027(a)	1,601,228
3,470,000	Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class C, 2.350%, 2/20/2028(a)	3,136,420
1,320,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-8A, Class C, 7.340%, 2/20/2030(a)	1,380,767
765,000	Avis Budget Rental Car Funding AESOP LLC, Series 2024-1A, Class C, 6.480%, 6/20/2030(a)	775,128
1,255,000	CarMax Auto Owner Trust, Series 2022-1, Class D, 2.470%, 7/17/2028	1,167,531
175,000	CarMax Auto Owner Trust, Series 2024-1, Class D, 6.000%, 7/15/2030	175,807
1,463,168	Carvana Auto Receivables Trust, Series 2021-N3, Class C, 1.020%, 6/12/2028	1,374,026
612,968	Carvana Auto Receivables Trust, Series 2021-N4, Class C, 1.720%, 9/11/2028	580,799
4,587,913	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.300%, 9/11/2028	4,470,985
7,430,000	Carvana Auto Receivables Trust, Series 2021-P3, Class C, 1.930%, 10/12/2027	6,700,460
3,032,000	Carvana Auto Receivables Trust, Series 2021-P4, Class C, 2.330%, 2/10/2028	2,737,322
1,000,000	Carvana Auto Receivables Trust, Series 2023-N4, Class D, 7.220%, 2/11/2030(a)	1,031,995
4,020,000	Credit Acceptance Auto Loan Trust, Series 2021-3A, Class C, 1.630%, 9/16/2030(a)	3,910,590
8,080,000	Credit Acceptance Auto Loan Trust, Series 2021-4, Class C, 1.940%, 2/18/2031(a)	7,698,671
1,650,000	Credit Acceptance Auto Loan Trust, Series 2024-1A, Class C, 6.710%, 7/17/2034(a)	1,662,230
2,010,000	Exeter Automobile Receivables Trust, Series 2022-6A, Class C, 6.320%, 5/15/2028	2,021,799
3,820,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.320%, 8/15/2029	3,862,872
2,820,000	First Investors Auto Owner Trust, Series 2022-2A, Class D, 8.710%, 10/16/2028(a)	2,958,953
2,155,000	Ford Credit Auto Lease Trust, Series 2023-B, Class D, 6.970%, 6/15/2028	2,205,565
5,260,000	Foursight Capital Automobile Receivables Trust, Series 2021-2, Class D, 1.920%, 9/15/2027(a)	5,034,351
Principal Amount (‡)	Description	Value (†)

	ABS Car Loan — continued
$10,265,000	GLS Auto Receivables Issuer Trust, Series 2021-3A, Class D, 1.480%, 7/15/2027(a)	$9,731,949
16,820,000	GLS Auto Receivables Issuer Trust, Series 2021-4A, Class D, 2.480%, 10/15/2027(a)	15,910,546
2,915,000	GLS Auto Receivables Issuer Trust, Series 2023-2A, Class D, 6.310%, 3/15/2029(a)	2,941,795
2,200,000	GLS Auto Receivables Issuer Trust, Series 2024-1A, Class D, 5.950%, 12/17/2029(a)	2,212,903
215,000	GLS Auto Select Receivables Trust, Series 2024-1A, Class D, 6.430%, 1/15/2031(a)	219,447
11,029,000	Hertz Vehicle Financing III LLC, Series 2022-1A, Class D, 4.850%, 6/25/2026(a)	10,707,176
2,020,000	Hertz Vehicle Financing III LLC, Series 2023-1A, Class 1D, 9.130%, 6/25/2027(a)	2,049,737
6,495,000	Hertz Vehicle Financing LLC, Series 2022-2A, Class D, 5.160%, 6/26/2028(a)	5,963,367
6,205,000	Hertz Vehicle Financing LLC, Series 2022-4A, Class D, 6.560%, 9/25/2026(a)	6,084,555
687,070	JPMorgan Chase Bank N.A, Series 2021-3, Class D, 1.009%, 2/26/2029(a)	666,203
525,000	LAD Auto Receivables Trust, Series 2024-1A, Class B, 5.330%, 2/15/2029(a)	520,699
130,000	LAD Auto Receivables Trust, Series 2024-1A, Class C, 5.640%, 6/15/2029(a)	129,039
160,000	LAD Auto Receivables Trust, Series 2024-1A, Class D, 6.150%, 6/16/2031(a)	159,230
8,375,000	Prestige Auto Receivables Trust, Series 2022-1A, Class D, 8.080%, 8/15/2028(a)	8,628,980
681,305	Santander Bank Auto Credit-Linked Notes, Series 2021-1A, Class B, 1.833%, 12/15/2031(a)	671,517
505,000	SBNA Auto Receivables Trust, Series 2024-A, Class C, 5.590%, 1/15/2030(a)	504,905
310,000	SBNA Auto Receivables Trust, Series 2024-A, Class D, 6.040%, 4/15/2030(a)	310,348
680,000	VStrong Auto Receivables Trust, Series 2024-A, Class B, 5.770%, 7/15/2030(a)	681,652
430,000	VStrong Auto Receivables Trust, Series 2024-A, Class D, 7.290%, 7/15/2030(a)	432,779
5,940,000	Westlake Automobile Receivables Trust, Series 2021-3A, Class D, 2.120%, 1/15/2027(a)	5,675,884
6,320,000	Westlake Automobile Receivables Trust, Series 2023-4A, Class D, 7.190%, 7/16/2029(a)	6,496,960
		144,005,479
	ABS Credit Card — 0.1%
4,035,000	Mission Lane Credit Card Master Trust, Series 2023-B, Class A, 7.690%, 11/15/2028(a)	4,093,601
	ABS Home Equity — 4.1%
6,899,072	510 Asset-Backed Trust, Series 2021-NPL1, Class A1, 2.240%, 6/25/2061(a)(b)	6,721,264
2,715,000	CoreVest American Finance Ltd., Series 2021-1, Class C, 2.800%, 4/15/2053(a)	2,242,236

Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$4,647,000	CoreVest American Finance Ltd., Series 2021-2, Class C, 2.478%, 7/15/2054(a)	$3,770,659
2,280,000	CoreVest American Finance Ltd., Series 2021-3, Class D, 3.469%, 10/15/2054(a)	1,907,186
5,175,000	CoreVest American Finance Ltd., Series 2023-RTL1, Class A1, 7.553%, 12/28/2030(a)(b)	5,150,843
3,716,673	Credit Suisse Mortgage Trust, Series 2021-RPL6, Class M2, 3.125%, 10/25/2060(a)	2,836,396
7,995,000	FirstKey Homes Trust, Series 2021-SFR1, Class E1, 2.389%, 8/17/2038(a)	7,238,356
5,272,000	FirstKey Homes Trust, Series 2021-SFR2, Class E1, 2.258%, 9/17/2038(a)	4,737,298
3,120,000	FirstKey Homes Trust, Series 2021-SFR2, Class E2, 2.358%, 9/17/2038(a)	2,801,237
1,251,086	Home Partners of America Trust, Series 2021-1, Class E, 2.577%, 9/17/2041(a)	1,015,626
12,546,785	Home Partners of America Trust, Series 2021-2, Class E1, 2.852%, 12/17/2026(a)	11,255,738
6,278,200	Home Partners of America Trust, Series 2021-2, Class E2, 2.952%, 12/17/2026(a)	5,612,523
6,761,467	Legacy Mortgage Asset Trust, Series 2021-GS2, Class A1, 1.750%, 4/25/2061(a)(b)	6,552,497
2,256,631	Legacy Mortgage Asset Trust, Series 2021-GS4, Class A1, 1.650%, 11/25/2060(a)(b)	2,182,574
1,720,000	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M2, 3.250%, 7/25/2059(a)(b)	1,484,690
3,259,028	NYMT Loan Trust, Series 2024-CP1, Class A1, 3.750%, 2/25/2068(a)(b)	2,978,022
1,635,000	Progress Residential Trust, Series 2021-SFR4, Class E1, 2.409%, 5/17/2038(a)	1,491,300
1,145,000	Progress Residential Trust, Series 2021-SFR4, Class E2, 2.559%, 5/17/2038(a)	1,043,073
3,535,000	Progress Residential Trust, Series 2021-SFR5, Class E1, 2.209%, 7/17/2038(a)	3,202,439
925,000	Progress Residential Trust, Series 2021-SFR5, Class E2, 2.359%, 7/17/2038(a)	834,518
4,495,000	Progress Residential Trust, Series 2021-SFR6, Class E1, 2.425%, 7/17/2038(a)	4,061,472
2,300,000	Progress Residential Trust, Series 2021-SFR6, Class E2, 2.525%, 7/17/2038(a)	2,076,211
5,280,000	Progress Residential Trust, Series 2021-SFR7, Class E1, 2.591%, 8/17/2040(a)	4,498,363
1,445,000	Progress Residential Trust, Series 2021-SFR7, Class E2, 2.640%, 8/17/2040(a)	1,202,186
1,705,000	Progress Residential Trust, Series 2021-SFR9, Class E1, 2.811%, 11/17/2040(a)	1,478,221
Principal Amount (‡)	Description	Value (†)

	ABS Home Equity — continued
$1,175,000	Progress Residential Trust, Series 2021-SFR9, Class E2, 3.010%, 11/17/2040(a)	$1,017,350
625,000	Progress Residential Trust, Series 2023-SFR2, Class B, 4.500%, 10/17/2028(a)	596,339
5,628,214	PRPM LLC, Series 2021-10, Class A1, 2.487%, 10/25/2026(a)(b)	5,518,655
9,924,531	PRPM LLC, Series 2021-4, Class A1, 1.867%, 4/25/2026(a)(b)	9,678,920
8,771,750	PRPM LLC, Series 2021-5, Class A1, 1.793%, 6/25/2026(a)(b)	8,577,014
6,026,256	PRPM LLC, Series 2021-8, Class A1, 1.743%, 9/25/2026(a)(b)	5,786,536
6,264,414	PRPM LLC, Series 2021-9, Class A1, 2.363%, 10/25/2026(a)(b)	6,104,566
9,388,279	PRPM LLC, Series 2022-5, Class A1, 6.900%, 9/27/2027(a)(b)	9,417,019
2,860,391	RCO VII Mortgage LLC, Series 2024-1, Class A1, 7.021%, 1/25/2029(a)(b)	2,845,678
1,223,781	Redwood Funding Trust, Series 2023-1, Class A, 7.500%, 7/25/2059(a)(b)	1,200,855
5,472,726	Toorak Mortgage Corp. Ltd., Series 2021-1, Class A1, 3.240%, 6/25/2024(a)(b)	5,414,861
1,280,000	Toorak Mortgage Trust, Series 2024-RRTL1, Class A1, 6.597%, 2/25/2039(a)(b)	1,279,066
76,401	Towd Point Mortgage Trust, Series 2015-4, Class M2, 3.750%, 4/25/2055(a)(b)	75,332
3,660,000	Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.000%, 4/25/2056(a)(b)	3,554,909
430,000	Towd Point Mortgage Trust, Series 2017-3, Class A2, 3.000%, 7/25/2057(a)(b)	409,442
1,195,000	Towd Point Mortgage Trust, Series 2019-4, Class M1, 3.500%, 10/25/2059(a)(b)	1,029,265
905,000	Towd Point Mortgage Trust, Series 2020-1, Class A2B, 3.250%, 1/25/2060(a)(b)	757,277
495,000	Towd Point Mortgage Trust, Series 2020-2, Class A2B, 3.000%, 4/25/2060(a)(b)	402,380
2,015,000	Tricon Residential Trust, Series 2021-SFR1, Class E1, 2.794%, 7/17/2038(a)	1,842,065
5,360,000	Tricon Residential Trust, Series 2021-SFR1, Class E2, 2.894%, 7/17/2038(a)	4,884,769
118,318	VCAT LLC, Series 2021-NPL1, Class A1, 5.289%, 12/26/2050(a)(b)	117,474
7,235,903	VCAT LLC, Series 2021-NPL5, Class A1, 1.868%, 8/25/2051(a)(b)	7,053,552
12,325,020	VCAT LLC, Series 2021-NPL6, Class A1, 1.917%, 9/25/2051(a)(b)	11,944,862
5,347,055	VOLT XCIV LLC, Series 2021-NPL3, Class A1, 5.240%, 2/27/2051(a)(b)	5,224,671
		183,107,785
	ABS Other — 4.0%
4,045,000	Affirm Asset Securitization Trust, Series 2023-B, Class A, 6.820%, 9/15/2028(a)	4,105,675
3,370,000	Affirm Asset Securitization Trust, Series 2024-A, Class B, 5.930%, 2/15/2029(a)	3,364,625
1,484,497	Aqua Finance Trust, Series 2019-A, Class C, 4.010%, 7/16/2040(a)	1,346,432
2,410,000	Aqua Finance Trust, Series 2021-A, Class B, 2.400%, 7/17/2046(a)	1,988,196
13,505,000	BHG Securitization Trust, Series 2022-A, Class B, 2.700%, 2/20/2035(a)	12,607,293

Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$1,960,000	BHG Securitization Trust, Series 2024-1CON, Class B, 6.490%, 4/17/2035(a)	$1,969,890
535,000	BHG Securitization Trust, Series 2024-1CON, Class C, 6.860%, 4/17/2035(a)	537,918
2,554,057	Castlelake Aircraft Securitization Trust, Series 2018-1, Class B, 5.300%, 6/15/2043(a)	2,028,034
1,095,626	Castlelake Aircraft Structured Trust, Series 2019-1A, Class A, 3.967%, 4/15/2039(a)	986,183
10,232,288	Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.171%, 5/11/2037(a)	8,871,394
468,017	Elara HGV Timeshare Issuer LLC, Series 2021-A, Class C, 2.090%, 8/27/2035(a)	431,209
3,315,000	EverBright Solar Trust, Series 2024-A, Class A, 6.430%, 6/22/2054(a)	3,309,832
1,210,000	Foundation Finance Trust, Series 2023-2A, Class B, 6.970%, 6/15/2049(a)	1,249,863
340,777	FREED ABS Trust, Series 2021-2, Class C, 1.940%, 6/19/2028(a)	338,897
3,236,245	FREED ABS Trust, Series 2021-3FP, Class D, 2.370%, 11/20/2028(a)	3,167,537
3,565,000	FREED ABS Trust, Series 2022-1FP, Class D, 3.350%, 3/19/2029(a)	3,453,849
16,445,000	Frontier Issuer LLC, Series 2023-1, Class A2, 6.600%, 8/20/2053(a)	16,593,301
46,843	HIN Timeshare Trust, Series 2020-A, Class C, 3.420%, 10/09/2039(a)	44,227
923,000	HINNT LLC, Series 2024-A, Class A, 5.490%, 3/15/2043(a)	925,736
3,645,000	HPEFS Equipment Trust, Series 2022-1A, Class D, 2.400%, 11/20/2029(a)	3,500,472
1,215,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.970%, 7/21/2031(a)	1,237,420
2,754,800	Jack in the Box Funding LLC, Series 2019-1A, Class A2II, 4.476%, 8/25/2049(a)	2,644,646
6,718,701	JOL Air Ltd., Series 2019-1, Class A, 3.967%, 4/15/2044(a)	6,199,037
10,246,546	MAPS Trust, Series 2021-1A, Class A, 2.521%, 6/15/2046(a)	9,140,954
1,046,735	Marlette Funding Trust, Series 2021-2A, Class C, 1.500%, 9/15/2031(a)	1,035,483
3,210,000	Marlette Funding Trust, Series 2021-3A, Class C, 1.810%, 12/15/2031(a)	3,088,646
810,000	MetroNet Infrastructure Issuer LLC, Series 2024-1A, Class A2, 6.230%, 4/20/2054(a)	811,355
1,218,924	Mosaic Solar Loans LLC, Series 2024-1A, Class B, 6.250%, 9/20/2049(a)	1,202,660
7,348,239	MVW LLC, Series 2021-2A, Class C, 2.230%, 5/20/2039(a)	6,750,228
13,870,193	Navigator Aircraft ABS Ltd., Series 2021-1, Class A, 2.771%, 11/15/2046(a)(b)	12,321,101
3,250,000	Nelnet Student Loan Trust, Series 2021-A, Class B2, 2.850%, 4/20/2062(a)	2,690,760
5,485,000	OneMain Financial Issuance Trust, Series 2021-1A, Class D, 2.470%, 6/16/2036(a)	4,617,577
800,000	Republic Finance Issuance Trust, Series 2021-A, Class C, 3.530%, 12/22/2031(a)	733,737
725,000	SCF Equipment Leasing LLC, Series 2021-1A, Class D, 1.930%, 9/20/2030(a)	681,899
Principal Amount (‡)	Description	Value (†)

	ABS Other — continued
$4,060,000	SCF Equipment Leasing LLC, Series 2022-2A, Class C, 6.500%, 8/20/2032(a)	$4,113,998
5,060,000	SEB Funding LLC, Series 2024-1A, Class A2, 7.386%, 4/30/2054(a)	5,111,642
972,481	Shenton Aircraft Investment I Ltd., Series 2015-1A, Class A, 4.750%, 10/15/2042(a)	897,133
13,671,931	Slam Ltd., Series 2021-1A, Class A, 2.434%, 6/15/2046(a)	11,976,557
1,440,000	SoFi Consumer Loan Program Trust, Series 2021-1, Class D, 2.040%, 9/25/2030(a)	1,367,595
7,700,098	Sunnova Helios XIII Issuer LLC, Series 2024-A, Class A, 5.300%, 2/20/2051(a)	7,541,645
3,885,000	TIF Funding III LLC, Series 2024-1A, Class A, 5.480%, 5/22/2034(a)	3,908,112
6,582,691	WAVE Trust, Series 2017-1A, Class A, 3.844%, 11/15/2042(a)	5,817,328
428,902	Willis Engine Structured Trust IV, Series 2018-A, Class B, 5.438%, 9/15/2043(a)(b)	394,218
11,753,785	Willis Engine Structured Trust VI, Series 2021-A, Class A, 3.104%, 5/15/2046(a)	10,056,327
6,445,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class A2, 6.640%, 4/20/2054(a)	6,442,364
		181,602,985
	ABS Student Loan — 0.6%
1,727,584	College Avenue Student Loans LLC, Series 2021-A, Class C, 2.920%, 7/25/2051(a)	1,540,990
2,157,000	College Avenue Student Loans LLC, Series 2021-C, Class D, 4.110%, 7/26/2055(a)	1,889,167
1,750,000	College Avenue Student Loans LLC, Series 2023-B, Class C, 7.580%, 6/25/2054(a)	1,787,186
629,539	ELFI Graduate Loan Program LLC, Series 2021-A, Class B, 2.090%, 12/26/2046(a)(b)	518,500
2,565,000	Navient Private Education Refi Loan Trust, Series 2021-EA, Class B, 2.030%, 12/16/2069(a)	1,687,290
5,895,000	Navient Private Education Refi Loan Trust, Series 2021-FA, Class B, 2.120%, 2/18/2070(a)	3,816,122
2,120,000	Nelnet Student Loan Trust, Series 2021-DA, Class C, 3.500%, 4/20/2062(a)	1,682,604
863,000	Nelnet Student Loan Trust, Series 2021-DA, Class D, 4.380%, 4/20/2062(a)	683,974
5,735,000	SMB Private Education Loan Trust, Series 2021-B, Class B, 2.650%, 7/17/2051(a)	4,703,017
7,070,000	SMB Private Education Loan Trust, Series 2021-E, Class B, 2.490%, 2/15/2051(a)	5,797,428
1,729,000	SMB Private Education Loan Trust, Series 2024-A, Class B, 5.880%, 3/15/2056(a)	1,729,303
2,716,000	SMB Private Education Loan Trust, Series 2024-A, Class C, 6.220%, 3/15/2056(a)	2,720,294
		28,555,875
	ABS Whole Business — 0.4%
9,470,000	Applebee's Funding LLC/IHOP Funding LLC, Series 2023-1A, Class A2, 7.824%, 3/05/2053(a)	9,790,188
2,174,550	FOCUS Brands Funding, Series 2023-2, Class A2, 8.241%, 10/30/2053(a)	2,306,756
3,379,437	Hardee's Funding LLC, Series 2021-1A, Class A2, 2.865%, 6/20/2051(a)	2,870,836

Principal Amount (‡)	Description	Value (†)

	ABS Whole Business — continued
$1,635,000	Hardee's Funding LLC, Series 2024-1A, Class A2, 7.253%, 3/20/2054(a)	$1,644,238
3,466,150	Planet Fitness Master Issuer LLC, Series 2019-1A, Class A2, 3.858%, 12/05/2049(a)	3,138,952
200,900	Planet Fitness Master Issuer LLC, Series 2022-1A, Class A2I, 3.251%, 12/05/2051(a)	187,551
		19,938,521
	Aerospace & Defense — 1.2%
1,755,000	BAE Systems PLC, 5.250%, 3/26/2031(a)	1,763,477
14,770,000	BAE Systems PLC, 5.300%, 3/26/2034(a)	14,840,453
6,555,000	Boeing Co., 3.625%, 2/01/2031	5,769,028
6,640,000	Boeing Co., 5.705%, 5/01/2040	6,355,419
10,310,000	Boeing Co., 5.805%, 5/01/2050	9,754,578
4,020,000	L3Harris Technologies, Inc., 5.350%, 6/01/2034	4,020,035
1,605,000	RTX Corp., 2.375%, 3/15/2032	1,322,231
12,710,000	RTX Corp., 5.150%, 2/27/2033	12,734,175
		56,559,396
	Airlines — 0.0%
2,449,480	American Airlines Pass-Through Trust, Series 2016-3, Class B, 3.750%, 4/15/2027	2,355,910
	Automotive — 1.1%
4,310,000	General Motors Financial Co., Inc., 3.100%, 1/12/2032	3,650,570
30,275,000	General Motors Financial Co., Inc., 3.600%, 6/21/2030	27,329,371
1,345,000	General Motors Financial Co., Inc., 5.850%, 4/06/2030	1,371,826
10,060,000	General Motors Financial Co., Inc., 6.400%, 1/09/2033	10,542,191
3,305,000	ZF North America Capital, Inc., 6.875%, 4/14/2028(a)	3,429,499
3,490,000	ZF North America Capital, Inc., 7.125%, 4/14/2030(a)	3,677,762
		50,001,219
	Banking — 4.9%
6,820,000	Ally Financial, Inc., Series B, (fixed rate to 5/15/2026, variable rate thereafter), 4.700%(c)	5,847,028
21,890,000	Bank of America Corp., (fixed rate to 9/15/2033, variable rate thereafter), 5.872%, 9/15/2034	22,703,654
17,805,000	Barclays PLC, (fixed rate to 3/15/2028, variable rate thereafter), 4.375%(c)	14,596,336
13,203,000	Barclays PLC, (fixed rate to 9/23/2030, variable rate thereafter), 3.564%, 9/23/2035	11,322,309
14,253,000	BNP Paribas SA, (fixed rate to 8/12/2030, variable rate thereafter), 2.588%, 8/12/2035(a)	11,631,731
6,210,000	CaixaBank SA, (fixed rate to 9/13/2033, variable rate thereafter), 6.840%, 9/13/2034(a)	6,634,391
22,830,000	Credit Agricole SA, (fixed rate to 1/10/2034, variable rate thereafter), 6.251%, 1/10/2035(a)	23,204,996
4,195,000	Deutsche Bank AG, (fixed rate to 10/07/2031, variable rate thereafter), 3.742%, 1/07/2033	3,465,100
25,209,000	Deutsche Bank AG, (fixed rate to 10/14/2030, variable rate thereafter), 3.729%, 1/14/2032	21,231,925
Principal Amount (‡)	Description	Value (†)

	Banking — continued
$2,275,000	Deutsche Bank AG, (fixed rate to 12/01/2027, variable rate thereafter), 4.875%, 12/01/2032	$2,134,378
7,940,000	Intesa Sanpaolo SpA, 7.200%, 11/28/2033(a)	8,582,346
3,380,000	Intesa Sanpaolo SpA, (fixed rate to 6/01/2031, variable rate thereafter), 4.198%, 6/01/2032(a)	2,824,835
17,675,000	Morgan Stanley, (fixed rate to 1/19/2033, variable rate thereafter), 5.948%, 1/19/2038	17,710,973
13,630,000	NatWest Group PLC, (fixed rate to 8/28/2030, variable rate thereafter), 3.032%, 11/28/2035	11,403,267
13,365,000	Societe Generale SA, (fixed rate to 1/19/2034, variable rate thereafter), 6.066%, 1/19/2035(a)	13,444,585
5,470,000	UBS Group AG, (fixed rate to 11/15/2032, variable rate thereafter), 9.016%, 11/15/2033(a)	6,637,003
8,805,000	UBS Group AG, (fixed rate to 2/08/2034, variable rate thereafter), 5.699%, 2/08/2035(a)	8,849,558
510,000	UBS Group AG, (fixed rate to 5/14/2031, variable rate thereafter), 3.091%, 5/14/2032(a)	433,790
8,545,000	UBS Group AG, (fixed rate to 8/12/2032, variable rate thereafter), 6.537%, 8/12/2033(a)	9,003,268
22,400,000	UniCredit SpA, (fixed rate to 6/30/2030, variable rate thereafter), 5.459%, 6/30/2035(a)	21,034,804
		222,696,277
	Brokerage — 0.1%
5,731,000	Jefferies Financial Group, Inc., 6.250%, 1/15/2036	5,931,178
	Building Materials — 1.4%
45,994,000	Cemex SAB de CV, 3.875%, 7/11/2031(a)	40,751,107
2,020,000	Cemex SAB de CV, (fixed rate to 3/14/2028, variable rate thereafter), 9.125%(a)(c)	2,194,435
15,360,000	Cemex SAB de CV, (fixed rate to 6/08/2026, variable rate thereafter), 5.125%(a)(c)	14,844,559
4,057,000	Masco Corp., 6.500%, 8/15/2032	4,329,157
		62,119,258
	Cable Satellite — 4.8%
36,985,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, 1/15/2034(a)	27,918,275
11,015,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.300%, 2/01/2032	8,498,161
35,342,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 2.800%, 4/01/2031	28,958,248
24,940,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.700%, 4/01/2051	15,424,130
1,438,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.850%, 4/01/2061	853,208
46,770,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 3.950%, 6/30/2062	28,217,027
6,805,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 4.400%, 4/01/2033	6,030,696

Principal Amount (‡)	Description	Value (†)

	Cable Satellite — continued
$5,935,000	Charter Communications Operating LLC/Charter Communications Operating Capital, 5.125%, 7/01/2049	$4,598,752
7,940,000	CSC Holdings LLC, 3.375%, 2/15/2031(a)	5,396,765
950,000	CSC Holdings LLC, 4.125%, 12/01/2030(a)	679,298
815,000	CSC Holdings LLC, 4.500%, 11/15/2031(a)	576,993
46,092,000	CSC Holdings LLC, 4.625%, 12/01/2030(a)	23,406,172
1,665,000	CSC Holdings LLC, 5.000%, 11/15/2031(a)	841,712
19,355,000	CSC Holdings LLC, 5.375%, 2/01/2028(a)	16,647,674
1,390,000	CSC Holdings LLC, 5.750%, 1/15/2030(a)	735,829
9,430,000	DISH DBS Corp., 5.125%, 6/01/2029	3,933,144
26,600,000	DISH DBS Corp., 5.250%, 12/01/2026(a)	20,945,069
10,570,000	DISH DBS Corp., 5.750%, 12/01/2028(a)	7,264,285
14,719,000	DISH DBS Corp., 7.750%, 7/01/2026	9,855,065
6,190,000	Time Warner Cable LLC, 4.500%, 9/15/2042	4,579,402
535,000	Time Warner Cable LLC, 5.875%, 11/15/2040	463,428
		215,823,333
	Chemicals — 0.7%
1,995,000	Braskem Netherlands Finance BV, 4.500%, 1/31/2030(a)	1,715,449
6,990,000	Braskem Netherlands Finance BV, 5.875%, 1/31/2050(a)	5,392,946
705,000	Celanese U.S. Holdings LLC, 6.330%, 7/15/2029	731,050
4,425,000	Celanese U.S. Holdings LLC, 6.550%, 11/15/2030	4,654,299
17,680,000	Celanese U.S. Holdings LLC, 6.700%, 11/15/2033	18,850,874
		31,344,618
	Construction Machinery — 0.5%
2,300,000	Ashtead Capital, Inc., 5.500%, 8/11/2032(a)	2,248,604
3,425,000	Ashtead Capital, Inc., 5.550%, 5/30/2033(a)	3,368,081
4,640,000	Ashtead Capital, Inc., 5.800%, 4/15/2034(a)	4,635,286
11,225,000	United Rentals North America, Inc., 6.125%, 3/15/2034(a)	11,238,953
		21,490,924
	Consumer Cyclical Services — 1.1%
5,655,000	TriNet Group, Inc., 3.500%, 3/01/2029(a)	5,071,913
33,255,000	Uber Technologies, Inc., 4.500%, 8/15/2029(a)	31,552,936
12,808,000	Uber Technologies, Inc., 6.250%, 1/15/2028(a)	12,860,385
		49,485,234
	Diversified Manufacturing — 0.3%
12,205,000	Veralto Corp., 5.450%, 9/18/2033(a)	12,355,974
	Electric — 0.9%
26,600,240	Alta Wind Holdings LLC, 7.000%, 6/30/2035(a)	27,070,765
4,323,000	Enel Generacion Chile SA, 7.875%, 2/01/2027	4,539,150
9,140,000	Southern Co., 5.700%, 3/15/2034	9,426,487
		41,036,402
	Finance Companies — 5.9%
19,290,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.300%, 1/30/2032	16,544,189
4,305,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.400%, 10/29/2033	3,626,356
6,395,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.150%, 9/30/2030	6,637,466
3,100,000	AGFC Capital Trust I, 3 mo. USD SOFR + 2.012%, 7.326%, 1/15/2067(a)(b)	1,700,970
Principal Amount (‡)	Description	Value (†)

	Finance Companies — continued
$17,166,000	Air Lease Corp., Series B, (fixed rate to 6/15/2026, variable rate thereafter), 4.650%(c)	$16,208,081
4,205,000	Aircastle Ltd., 5.950%, 2/15/2029(a)	4,206,651
5,325,000	Aircastle Ltd., Series A, (fixed rate to 6/15/2026, variable rate thereafter), 5.250%(a)(c)	5,072,193
12,465,000	Ares Capital Corp., 2.875%, 6/15/2028	11,109,615
17,495,000	Ares Capital Corp., 3.200%, 11/15/2031	14,591,184
6,740,000	Aviation Capital Group LLC, 6.250%, 4/15/2028(a)	6,891,717
13,520,000	Aviation Capital Group LLC, 6.750%, 10/25/2028(a)	14,095,705
7,360,000	Barings BDC, Inc., 3.300%, 11/23/2026	6,728,600
22,260,000	Blackstone Secured Lending Fund, 2.125%, 2/15/2027	20,076,707
615,000	Blue Owl Capital Corp., 2.625%, 1/15/2027	561,720
12,710,000	Blue Owl Capital Corp., 2.875%, 6/11/2028	11,235,663
14,750,000	Blue Owl Capital Corp., 4.250%, 1/15/2026	14,307,038
10,950,000	GATX Corp., 5.450%, 9/15/2033	10,890,970
650,000	Macquarie Airfinance Holdings Ltd., 6.400%, 3/26/2029(a)	660,283
1,390,000	Macquarie Airfinance Holdings Ltd., 6.500%, 3/26/2031(a)	1,414,785
4,615,000	Nationstar Mortgage Holdings, Inc., 5.000%, 2/01/2026(a)	4,516,259
6,760,000	Nationstar Mortgage Holdings, Inc., 5.500%, 8/15/2028(a)	6,469,870
799,000	OneMain Finance Corp., 3.500%, 1/15/2027	741,712
880,000	OneMain Finance Corp., 3.875%, 9/15/2028	785,027
2,415,000	OneMain Finance Corp., 4.000%, 9/15/2030	2,066,868
3,215,000	OneMain Finance Corp., 5.375%, 11/15/2029	3,022,783
4,390,000	OneMain Finance Corp., 7.125%, 3/15/2026	4,469,661
24,074,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 2.875%, 10/15/2026(a)	22,242,520
18,404,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029(a)	16,555,237
28,741,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.875%, 3/01/2031(a)	25,039,137
15,738,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.000%, 10/15/2033(a)	13,331,517
		265,800,484
	Financial Other — 0.9%
9,560,000	Agile Group Holdings Ltd., 6.050%, 10/13/2025	1,329,127
3,680,000	Central China Real Estate Ltd., 7.250%, 7/16/2024(d)	134,872
1,455,000	Central China Real Estate Ltd., 7.250%, 8/13/2024(d)	52,191
2,565,000	Central China Real Estate Ltd., 7.250%, 4/28/2025(d)	83,362
3,675,000	Central China Real Estate Ltd., 7.500%, 7/14/2025(d)	146,559
945,000	Central China Real Estate Ltd., 7.650%, 8/27/2025(d)	32,999
730,000	Central China Real Estate Ltd., 7.750%, 5/24/2024(d)	23,725
2,815,000	CIFI Holdings Group Co. Ltd., 6.000%, 7/16/2025(d)	231,534
990,000	CIFI Holdings Group Co. Ltd., 6.450%, 11/07/2024(d)	81,437
7,770,000	Country Garden Holdings Co. Ltd., 3.300%, 1/12/2031(d)	518,026

Principal Amount (‡)	Description	Value (†)

	Financial Other — continued
$36,625,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 4.375%, 2/01/2029	$31,226,208
19,485,000	Kaisa Group Holdings Ltd., 9.375%, 6/30/2024(d)	599,748
1,845,000	Kaisa Group Holdings Ltd., 9.950%, 7/23/2025(d)	45,738
2,400,000	Kaisa Group Holdings Ltd., 10.500%, 1/15/2025(d)	48,000
24,005,000	Kaisa Group Holdings Ltd., 11.250%, 4/16/2025(d)	480,100
1,305,000	Kaisa Group Holdings Ltd., 11.650%, 6/01/2026(d)	26,100
1,735,000	Kaisa Group Holdings Ltd., 11.700%, 11/11/2025(d)	36,834
5,965,000	Logan Group Co. Ltd., 4.250%, 7/12/2025(d)	586,479
5,148,000	Logan Group Co. Ltd., 4.850%, 12/14/2026(d)	489,060
6,195,000	Shimao Group Holdings Ltd., 3.450%, 1/11/2031(d)	222,710
400,000	Shimao Group Holdings Ltd., 4.600%, 7/13/2030(d)	13,000
1,515,000	Shimao Group Holdings Ltd., 5.200%, 1/16/2027(d)	47,723
4,675,000	Shimao Group Holdings Ltd., 5.600%, 7/15/2026(d)	166,944
1,465,000	Shimao Group Holdings Ltd., 6.125%, 2/21/2024(d)	51,231
1,529,014	Sunac China Holdings Ltd., 6.000% PIK or 5.000% Cash, 9/30/2026(a)(e)	178,635
1,529,014	Sunac China Holdings Ltd., 6.250% PIK or 5.250% Cash, 9/30/2027(a)(e)	154,583
3,058,031	Sunac China Holdings Ltd., 6.500% PIK or 5.500% Cash, 9/30/2027(a)(e)	277,730
4,587,047	Sunac China Holdings Ltd., 6.750% PIK or 5.750% Cash, 9/30/2028(a)(e)	370,221
4,587,047	Sunac China Holdings Ltd., 7.000% PIK or 6.000% Cash, 9/30/2029(a)(e)	326,965
2,154,725	Sunac China Holdings Ltd., 7.250% PIK or 6.250% Cash, 9/30/2030(a)(e)	133,140
1,120,000	Times China Holdings Ltd., 5.750%, 1/14/2027(d)	32,346
7,485,000	Times China Holdings Ltd., 6.200%, 3/22/2026(d)	196,481
440,000	Times China Holdings Ltd., 6.750%, 7/08/2025(d)	11,964
3,175,000	Yuzhou Group Holdings Co. Ltd., 6.350%, 1/13/2027(d)	161,131
6,250,000	Yuzhou Group Holdings Co. Ltd., 7.700%, 2/20/2025(d)	301,125
1,585,000	Yuzhou Group Holdings Co. Ltd., 7.850%, 8/12/2026(d)	75,018
4,025,000	Yuzhou Group Holdings Co. Ltd., 8.300%, 5/27/2025(d)	171,062
		39,064,108
	Food & Beverage — 0.4%
2,815,000	JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., 3.000%, 2/02/2029	2,492,541
17,905,000	Pilgrim's Pride Corp., 3.500%, 3/01/2032	15,174,847
995,000	Pilgrim's Pride Corp., 4.250%, 4/15/2031	896,934
		18,564,322
	Gaming — 0.4%
5,805,000	Genm Capital Labuan Ltd., 3.882%, 4/19/2031(a)	5,083,570
Principal Amount (‡)	Description	Value (†)

	Gaming — continued
$5,810,000	GLP Capital LP/GLP Financing II, Inc., 3.250%, 1/15/2032	$4,891,020
4,670,000	Light & Wonder International, Inc., 7.000%, 5/15/2028(a)	4,704,409
415,000	Light & Wonder International, Inc., 7.250%, 11/15/2029(a)	426,025
2,325,000	Light & Wonder International, Inc., 7.500%, 9/01/2031(a)	2,417,774
		17,522,798
	Government Owned - No Guarantee — 0.4%
5,745,000	Ecopetrol SA, 8.375%, 1/19/2036	5,799,112
13,950,000	Petroleos Mexicanos, 5.950%, 1/28/2031	11,187,960
2,735,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 8/05/2029(d)	207,012
5,250,000	Sino-Ocean Land Treasure IV Ltd., 4.750%, 1/14/2030(d)	397,950
		17,592,034
	Health Insurance — 1.0%
7,030,000	Centene Corp., 2.625%, 8/01/2031	5,770,759
8,301,000	Centene Corp., 3.000%, 10/15/2030	7,117,251
7,400,000	Centene Corp., 3.375%, 2/15/2030	6,548,494
20,895,000	Centene Corp., 4.625%, 12/15/2029	19,837,279
6,470,000	Molina Healthcare, Inc., 3.875%, 5/15/2032(a)	5,633,590
		44,907,373
	Healthcare — 1.0%
135,000	Bausch & Lomb Corp., 8.375%, 10/01/2028(a)	139,679
20,365,000	HCA, Inc., 5.500%, 6/01/2033	20,438,303
11,355,000	HCA, Inc., 5.600%, 4/01/2034	11,433,601
5,950,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.250%, 4/01/2029(a)	5,976,642
6,885,000	Solventum Corp., 5.900%, 4/30/2054(a)	6,868,050
		44,856,275
	Home Construction — 0.3%
12,840,000	PulteGroup, Inc., 6.000%, 2/15/2035	13,403,229
	Independent Energy — 3.1%
17,555,000	Aker BP ASA, 4.000%, 1/15/2031(a)	16,034,611
1,925,000	Civitas Resources, Inc., 8.625%, 11/01/2030(a)	2,067,021
14,715,000	Continental Resources, Inc., 2.875%, 4/01/2032(a)	11,992,612
45,285,000	Continental Resources, Inc., 5.750%, 1/15/2031(a)	45,015,259
12,510,000	Energean Israel Finance Ltd., 5.875%, 3/30/2031	10,958,760
11,721,000	EQT Corp., 3.625%, 5/15/2031(a)	10,315,766
654,000	EQT Corp., 5.000%, 1/15/2029	640,662
5,595,000	EQT Corp., 7.000%, 2/01/2030	5,944,385
2,040,000	Matador Resources Co., 6.875%, 4/15/2028(a)	2,087,073
6,591,000	Ovintiv, Inc., 6.500%, 8/15/2034	6,991,665
828,000	Ovintiv, Inc., 6.500%, 2/01/2038	862,591
4,156,000	Ovintiv, Inc., 6.625%, 8/15/2037	4,338,479
553,000	Ovintiv, Inc., 7.200%, 11/01/2031	599,486
1,815,000	Ovintiv, Inc., 7.375%, 11/01/2031	1,988,708
27,050,000	Sanchez Energy Corp., 6.125%, 1/15/2023(d)	1,352,500
12,420,000	Sanchez Energy Corp., 7.750%, 6/15/2021(d)	621,000
2,150,000	Southwestern Energy Co., 4.750%, 2/01/2032	1,979,200
10,345,000	Var Energi ASA, 8.000%, 11/15/2032(a)	11,579,779
3,125,000	Viper Energy, Inc., 7.375%, 11/01/2031(a)	3,248,676
		138,618,233

Principal Amount (‡)	Description	Value (†)

	Industrial Other — 0.1%
$3,565,000	TopBuild Corp., 4.125%, 2/15/2032(a)	$3,155,710
	Leisure — 1.5%
13,160,000	Carnival Corp., 5.750%, 3/01/2027(a)	13,024,919
3,415,000	Carnival Corp., 6.000%, 5/01/2029(a)	3,369,614
1,660,000	Carnival Corp., 7.000%, 8/15/2029(a)	1,731,355
10,030,000	NCL Corp. Ltd., 5.875%, 3/15/2026(a)	9,901,123
7,630,000	NCL Corp. Ltd., 5.875%, 2/15/2027(a)	7,526,842
7,820,000	NCL Corp. Ltd., 8.125%, 1/15/2029(a)	8,275,007
3,695,000	NCL Finance Ltd., 6.125%, 3/15/2028(a)	3,648,873
18,780,000	Royal Caribbean Cruises Ltd., 5.500%, 4/01/2028(a)	18,562,225
4,130,000	Royal Caribbean Cruises Ltd., 6.250%, 3/15/2032(a)	4,162,875
		70,202,833
	Life Insurance — 3.7%
6,099,000	Brighthouse Financial, Inc., 4.700%, 6/22/2047	4,836,374
20,335,000	Brighthouse Financial, Inc., 5.625%, 5/15/2030	20,409,115
2,030,000	MetLife, Inc., 9.250%, 4/08/2068(a)	2,379,302
10,175,000	MetLife, Inc., 10.750%, 8/01/2069	13,797,290
57,985,000	Mutual of Omaha Insurance Co., 6.800%, 6/15/2036(a)	61,464,463
38,476,000	National Life Insurance Co., 10.500%, 9/15/2039(a)	48,579,413
12,950,000	NLV Financial Corp., 7.500%, 8/15/2033(a)	13,894,962
		165,360,919
	Local Authorities — 0.3%
23,535,000	New South Wales Treasury Corp., 3.000%, 3/20/2028, (AUD)	14,817,713
	Lodging — 0.9%
2,475,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 4.875%, 7/01/2031(a)	2,215,954
8,090,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc., 5.000%, 6/01/2029(a)	7,544,746
5,240,000	Marriott International, Inc., 5.300%, 5/15/2034	5,182,723
6,155,000	Marriott Ownership Resorts, Inc., 4.500%, 6/15/2029(a)	5,630,303
10,440,000	Travel & Leisure Co., 4.500%, 12/01/2029(a)	9,599,929
10,574,000	Travel & Leisure Co., 4.625%, 3/01/2030(a)	9,654,682
		39,828,337
	Media Entertainment — 1.5%
3,691,000	iHeartCommunications, Inc., 4.750%, 1/15/2028(a)	2,592,575
8,005,000	iHeartCommunications, Inc., 5.250%, 8/15/2027(a)	5,826,004
22,040,000	Netflix, Inc., 4.875%, 6/15/2030(a)	21,885,809
2,757,000	Netflix, Inc., 5.375%, 11/15/2029(a)	2,813,484
17,879,000	Netflix, Inc., 6.375%, 5/15/2029	19,042,051
1,280,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 7.375%, 2/15/2031(a)	1,340,703
16,368,000	Warnermedia Holdings, Inc., 4.279%, 3/15/2032	14,620,529
		68,121,155
	Metals & Mining — 3.3%
19,906,000	ArcelorMittal SA, 6.750%, 3/01/2041	20,636,353
470,000	ArcelorMittal SA, 7.000%, 10/15/2039	511,469
Principal Amount (‡)	Description	Value (†)

	Metals & Mining — continued
$29,045,000	First Quantum Minerals Ltd., 6.875%, 10/15/2027(a)	$27,847,329
18,322,000	Glencore Funding LLC, 2.500%, 9/01/2030(a)	15,555,195
19,611,000	Glencore Funding LLC, 5.700%, 5/08/2033(a)	19,928,382
12,640,000	Glencore Funding LLC, 6.125%, 10/06/2028(a)	13,061,791
15,080,000	Glencore Funding LLC, 6.375%, 10/06/2030(a)	15,913,879
35,360,000	Glencore Funding LLC, 6.500%, 10/06/2033(a)	37,822,637
		151,277,035
	Midstream — 1.1%
3,435,000	Cheniere Energy Partners LP, 3.250%, 1/31/2032	2,926,052
2,290,000	Cheniere Energy Partners LP, 4.000%, 3/01/2031	2,081,402
4,825,000	Cheniere Energy Partners LP, 5.950%, 6/30/2033	4,932,950
6,190,000	Cheniere Energy, Inc., 5.650%, 4/15/2034(a)	6,234,201
9,050,000	DCP Midstream Operating LP, 6.450%, 11/03/2036(a)	9,475,332
3,745,000	Hess Midstream Operations LP, 4.250%, 2/15/2030(a)	3,441,308
205,000	NGPL PipeCo LLC, 7.768%, 12/15/2037(a)	228,406
5,300,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.000%, 1/15/2032	4,768,834
1,365,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, 2/01/2031	1,306,696
2,635,000	Western Midstream Operating LP, 4.050%, 2/01/2030	2,458,525
3,495,000	Western Midstream Operating LP, 5.250%, 2/01/2050	3,126,364
6,105,000	Western Midstream Operating LP, 5.300%, 3/01/2048	5,356,257
1,130,000	Western Midstream Operating LP, 5.450%, 4/01/2044	1,038,599
840,000	Western Midstream Operating LP, 5.500%, 8/15/2048	742,863
1,090,000	Western Midstream Operating LP, 6.150%, 4/01/2033	1,117,594
		49,235,383
	Mortgage Related — 0.0%
3,462	Federal Home Loan Mortgage Corp., 5.000%, 12/01/2031	3,424
	Natural Gas — 0.1%
2,620,000	Southern Co. Gas Capital Corp., 5.750%, 9/15/2033	2,712,121
	Non-Agency Commercial Mortgage-Backed Securities — 1.6%
505,000	BBSG Mortgage Trust, Series 2016-MRP, Class A, 3.275%, 6/05/2036(a)	362,562
11,095,000	BPR Trust, Series 2021-NRD, Class F, 1 mo. USD SOFR + 6.870%, 12.196%, 12/15/2038(a)(b)	9,539,958
7,790,000	BPR Trust, Series 2022-STAR, Class A, 1 mo. USD SOFR + 3.232%, 8.557%, 8/15/2039(a)(b)	7,809,198
143,296	Commercial Mortgage Pass-Through Certificates, Series 2012-LTRT, Class A2, 3.400%, 10/05/2030(a)	133,180
6,710,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class B, 4.185%, 9/15/2037(a)	5,441,877

Principal Amount (‡)	Description	Value (†)

	Non-Agency Commercial Mortgage-Backed Securities — continued
$630,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class C, 4.336%, 9/15/2037(a)	$457,281
2,530,000	Credit Suisse Mortgage Trust, Series 2014-USA, Class D, 4.373%, 9/15/2037(a)	1,621,809
5,850,000	DC Commercial Mortgage Trust, Series 2023-DC, Class C, 7.141%, 9/12/2040(a)(b)	6,023,330
3,949,585	Extended Stay America Trust, Series 2021-ESH, Class C, 1 mo. USD SOFR + 1.814%, 7.140%, 7/15/2038(a)(b)	3,945,882
2,838,764	Extended Stay America Trust, Series 2021-ESH, Class D, 1 mo. USD SOFR + 2.364%, 7.690%, 7/15/2038(a)(b)	2,835,216
1,949,751	GS Mortgage Securities Corp. Trust, Series 2013-G1, Class B, 3.721%, 4/10/2031(a)(b)	1,805,098
3,760,000	GS Mortgage Securities Corp. Trust, Series 2013-PEMB, Class B, 3.550%, 3/05/2033(a)(b)	2,749,186
435,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class D, 3.772%, 12/15/2047(a)(b)	374,988
6,031,056	Med Trust, Series 2021-MDLN, Class C, 1 mo. USD SOFR + 1.914%, 7.240%, 11/15/2038(a)(b)	6,012,121
2,488,059	Med Trust, Series 2021-MDLN, Class D, 1 mo. USD SOFR + 2.114%, 7.440%, 11/15/2038(a)(b)	2,478,729
1,705,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.077%, 8/15/2046(b)	1,044,443
1,264,028	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.277%, 10/15/2030(a)	1,126,152
6,416,048	Wells Fargo Commercial Mortgage Trust, Series 2013-LC12, Class B, 3.949%, 7/15/2046(b)	5,905,715
4,970,000	Wells Fargo Commercial Mortgage Trust, Series 2016-C36, Class B, 3.671%, 11/15/2059(b)	4,246,621
1,436,016	WFRBS Commercial Mortgage Trust, Series 2012-C10, Class B, 3.744%, 12/15/2045	1,357,923
7,750,000	WFRBS Commercial Mortgage Trust, Series 2013-C15, Class B, 4.189%, 8/15/2046(b)	6,667,651
2,915,000	WFRBS Commercial Mortgage Trust, Series 2014-C20, Class B, 4.378%, 5/15/2047	2,391,663
		74,330,583
	Other REITs — 0.1%
4,125,000	EPR Properties, 3.600%, 11/15/2031	3,447,510
	Pharmaceuticals — 2.1%
22,455,000	Bausch Health Cos., Inc., 4.875%, 6/01/2028(a)	12,253,779
9,370,000	Teva Pharmaceutical Finance Co. LLC, 6.150%, 2/01/2036	9,117,400
7,475,000	Teva Pharmaceutical Finance Netherlands II BV, 7.375%, 9/15/2029, (EUR)	8,910,520
6,270,000	Teva Pharmaceutical Finance Netherlands II BV, 7.875%, 9/15/2031, (EUR)	7,825,315
Principal Amount (‡)	Description	Value (†)

	Pharmaceuticals — continued
$5,031,000	Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	$4,703,438
26,922,000	Teva Pharmaceutical Finance Netherlands III BV, 4.100%, 10/01/2046	18,560,097
15,545,000	Teva Pharmaceutical Finance Netherlands III BV, 4.750%, 5/09/2027	15,048,726
10,545,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/09/2029	10,133,551
5,520,000	Teva Pharmaceutical Finance Netherlands III BV, 7.875%, 9/15/2029	5,925,218
3,965,000	Teva Pharmaceutical Finance Netherlands III BV, 8.125%, 9/15/2031	4,348,808
		96,826,852
	Property & Casualty Insurance — 0.4%
2,525,000	Arthur J Gallagher & Co., 5.450%, 7/15/2034	2,541,697
13,985,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 16.836%, 1/15/2033(a)(f)	380,532
80,000	MBIA Insurance Corp., 3 mo. USD SOFR + 11.522%, 16.836%, 1/15/2033(f)	2,177
17,110,000	Stewart Information Services Corp., 3.600%, 11/15/2031	13,960,443
		16,884,849
	Retailers — 0.8%
4,680,000	Dillard's, Inc., 7.000%, 12/01/2028	4,873,237
7,182,000	Dillard's, Inc., 7.750%, 7/15/2026	7,463,822
2,250,000	Dillard's, Inc., 7.750%, 5/15/2027	2,364,142
15,105,000	Lithia Motors, Inc., 3.875%, 6/01/2029(a)	13,628,033
9,245,000	Marks & Spencer PLC, 7.125%, 12/01/2037(a)	9,801,549
		38,130,783
	Sovereigns — 3.1%
10,915,000	Chile Government International Bonds, 3.500%, 1/31/2034	9,550,240
7,785,000	Chile Government International Bonds, 3.500%, 1/25/2050	5,666,894
6,785,000	Colombia Government International Bonds, 7.500%, 2/02/2034	6,930,213
4,470,000	Colombia Government International Bonds, 8.000%, 11/14/2035	4,692,723
5,725,000	Dominican Republic International Bonds, 4.875%, 9/23/2032	5,125,456
1,990,000	Mexico Government International Bonds, 6.000%, 5/07/2036	1,994,092
5,055,000	Paraguay Government International Bonds, 6.000%, 2/09/2036(a)	5,123,192
1,970,000	Paraguay Government International Bonds, 6.100%, 8/11/2044(a)	1,908,862
7,085,000	Philippines Government International Bonds, 2.650%, 12/10/2045	4,694,854
9,065,000	Philippines Government International Bonds, 2.950%, 5/05/2045	6,311,523
8,165,000	Qatar Government International Bonds, 5.103%, 4/23/2048	7,930,677
13,625,000	Republic of Poland Government International Bonds, 5.500%, 4/04/2053	13,564,750
23,130,000	Republic of Poland Government International Bonds, 5.500%, 3/18/2054	22,963,695
3,840,000	Republic of Uzbekistan International Bonds, 7.850%, 10/12/2028(a)	4,013,030
14,794,000	Romania Government International Bonds, 6.375%, 1/30/2034(a)	14,991,648

Principal Amount (‡)	Description	Value (†)

	Sovereigns — continued
$7,358,000	Romania Government International Bonds, 7.125%, 1/17/2033	$7,861,920
15,580,000	Turkiye Government International Bonds, 5.875%, 5/21/2030, (EUR)	16,785,857
		140,109,626
	Technology — 5.6%
12,385,000	Avnet, Inc., 5.500%, 6/01/2032	11,979,969
4,105,000	Block, Inc., 3.500%, 6/01/2031	3,572,765
3,815,000	Boost Newco Borrower LLC, 7.500%, 1/15/2031(a)	3,993,592
3,950,000	Broadcom, Inc., 2.600%, 2/15/2033(a)	3,208,035
11,215,000	Broadcom, Inc., 3.137%, 11/15/2035(a)	9,060,615
7,070,000	Broadcom, Inc., 3.419%, 4/15/2033(a)	6,128,980
10,988,000	Broadcom, Inc., 3.469%, 4/15/2034(a)	9,415,717
13,741,000	Broadcom, Inc., 4.150%, 11/15/2030	12,993,300
3,450,000	Broadcom, Inc., 4.150%, 4/15/2032(a)	3,200,699
19,353,000	CDW LLC/CDW Finance Corp., 3.569%, 12/01/2031	17,013,880
9,935,000	CommScope Technologies LLC, 5.000%, 3/15/2027(a)	3,837,295
8,880,000	CommScope, Inc., 4.750%, 9/01/2029(a)	6,414,734
19,780,000	Entegris, Inc., 4.750%, 4/15/2029(a)	18,956,280
5,235,000	Gartner, Inc., 3.625%, 6/15/2029(a)	4,739,674
920,000	Gartner, Inc., 3.750%, 10/01/2030(a)	823,528
6,145,000	Global Payments, Inc., 2.900%, 11/15/2031	5,156,878
7,515,000	Global Payments, Inc., 5.400%, 8/15/2032	7,453,045
13,265,000	Iron Mountain, Inc., 4.875%, 9/15/2029(a)	12,445,084
10,470,000	Leidos, Inc., 5.750%, 3/15/2033	10,733,398
915,000	Marvell Technology, Inc., 5.950%, 9/15/2033	948,226
4,030,000	Micron Technology, Inc., 5.300%, 1/15/2031	4,053,308
15,190,000	Micron Technology, Inc., 5.875%, 2/09/2033	15,718,668
39,785,000	Micron Technology, Inc., 5.875%, 9/15/2033	41,247,916
12,245,000	Motorola Solutions, Inc., 5.400%, 4/15/2034	12,220,808
845,000	Seagate HDD Cayman, 4.091%, 6/01/2029	780,670
615,825	Seagate HDD Cayman, 9.625%, 12/01/2032	701,608
1,035,000	Sensata Technologies BV, 5.875%, 9/01/2030(a)	1,012,593
945,000	Sensata Technologies, Inc., 3.750%, 2/15/2031(a)	817,427
6,970,000	UKG, Inc., 6.875%, 2/01/2031(a)	7,100,527
13,318,000	VMware LLC, 2.200%, 8/15/2031	10,837,994
6,775,000	Western Digital Corp., 2.850%, 2/01/2029	5,894,537
		252,461,750
	Transportation Services — 0.1%
3,580,000	Rand Parent LLC, 8.500%, 2/15/2030(a)	3,542,088
	Treasuries — 12.0%
12,605,000	Australia Government Bonds, Series 152, 2.750%, 11/21/2028, (AUD)	7,912,942
160,163(g )	Brazil Notas do Tesouro Nacional, Series NTNF, 10.000%, 1/01/2029, (BRL)	31,199,292
151,482,000,000	Indonesia Treasury Bonds, Series 101, 6.875%, 4/15/2029, (IDR)	9,646,981
4,153,011(h )	Mexico Bonos, Series M, 7.500%, 5/26/2033, (MXN)	22,234,328
40,640,000	New Zealand Government Bonds, Series 433, 3.500%, 4/14/2033, (NZD)	22,409,083
242,060,000	Norway Government Bonds, Series 477, 1.750%, 3/13/2025, (NOK)	21,775,826
487,970,000	Republic of South Africa Government Bonds, Series 2035, 8.875%, 2/28/2035, (ZAR)	20,539,054
18,765,000	U.K. Gilts, 0.250%, 1/31/2025, (GBP)	22,838,713
213,230,000	U.S. Treasury Bonds, 3.250%, 5/15/2042(i)	181,253,829
Principal Amount (‡)	Description	Value (†)

	Treasuries — continued
$22,675,000	U.S. Treasury Notes, 4.500%, 3/31/2026	$22,618,313
179,280,000	U.S. Treasury Notes, 4.625%, 6/30/2025	178,628,710
		541,057,071
	Wireless — 1.1%
16,680,000	American Tower Corp., 5.900%, 11/15/2033	17,271,896
1,370,000	IHS Holding Ltd., 5.625%, 11/29/2026(a)	1,271,059
7,160,000	SoftBank Group Corp., 4.625%, 7/06/2028	6,656,365
15,080,000	Sprint Capital Corp., 8.750%, 3/15/2032	18,285,284
5,595,000	T-Mobile USA, Inc., 5.750%, 1/15/2034	5,826,505
		49,311,109
	Wirelines — 0.1%
3,825,000	Cincinnati Bell Telephone Co. LLC, 6.300%, 12/01/2028	3,498,919
	Total Non-Convertible Bonds (Identified Cost $4,105,060,304)	3,717,148,595

Convertible Bonds — 5.8%
	Airlines — 0.4%
17,832,000	Southwest Airlines Co., 1.250%, 5/01/2025	18,045,984
	Cable Satellite — 2.5%
184,765,000	DISH Network Corp., 3.375%, 8/15/2026	115,016,212
	Consumer Cyclical Services — 0.2%
1,220,000	Booking Holdings, Inc., 0.750%, 5/01/2025	2,354,600
2,940,000	Uber Technologies, Inc., Zero Coupon, 4.926%–5.582%, 12/15/2025(j)	3,300,150
1,470,000	Uber Technologies, Inc., Series 2028, 0.875%, 12/01/2028(a)	1,818,390
		7,473,140
	Electric — 0.3%
2,225,000	Evergy, Inc., 4.500%, 12/15/2027(a)	2,261,713
1,535,000	NRG Energy, Inc., 2.750%, 6/01/2048	2,539,657
10,465,000	PPL Capital Funding, Inc., 2.875%, 3/15/2028	10,015,005
		14,816,375
	Financial Other — 0.0%
1,899,515	Sunac China Holdings Ltd., 1.000% PIK or 0.000% Cash, 9/30/2032(a)(k)	113,971
	Healthcare — 0.6%
29,399,000	Teladoc Health, Inc., 1.250%, 6/01/2027	24,768,657
	Leisure — 0.3%
6,870,000	Carnival Corp., 5.750%, 12/01/2027	10,339,350
2,110,000	NCL Corp. Ltd., 1.125%, 2/15/2027	1,994,267
870,000	Royal Caribbean Cruises Ltd., 6.000%, 8/15/2025	2,472,540
		14,806,157
	Media Entertainment — 0.2%
7,780,000	Spotify USA, Inc., Zero Coupon, 5.189%–5.873%, 3/15/2026(j)	7,142,040
	Pharmaceuticals — 0.7%
4,588,000	BioMarin Pharmaceutical, Inc., 0.599%, 8/01/2024	4,504,957
27,688,000	BioMarin Pharmaceutical, Inc., 1.250%, 5/15/2027	27,308,675
		31,813,632
	Retailers — 0.2%
3,415,000	Etsy, Inc., 0.125%, 9/01/2027	2,858,014
8,070,000	Etsy, Inc., 0.250%, 6/15/2028	6,355,125
		9,213,139

Principal Amount (‡)	Description	Value (†)

	Technology — 0.4%
$1,315,000	Datadog, Inc., 0.125%, 6/15/2025	$1,852,835
1,465,000	Nutanix, Inc., 0.250%, 10/01/2027	1,794,625
2,210,000	ON Semiconductor Corp., 0.500%, 3/01/2029	2,174,640
640,000	Palo Alto Networks, Inc., 0.375%, 6/01/2025	1,826,560
1,330,000	Shift4 Payments, Inc., 0.500%, 8/01/2027	1,233,575
975,000	Shift4 Payments, Inc., Zero Coupon, 0.000%, 12/15/2025(l)	1,043,250
7,845,000	Unity Software, Inc., Zero Coupon, 7.084%–8.213%, 11/15/2026(j)	6,648,637
1,300,000	Zscaler, Inc., 0.125%, 7/01/2025	1,771,186
		18,345,308
	Total Convertible Bonds (Identified Cost $347,064,520)	261,554,615

Municipals — 1.3%
	Virginia — 1.3%
66,385,000	Tobacco Settlement Financing Corp., 6.706%, 6/01/2046 (Identified Cost $65,753,995)	57,220,617
	Total Bonds and Notes (Identified Cost $4,517,878,819)	4,035,923,827

Collateralized Loan Obligations — 3.8%
9,977,000	522 Funding CLO Ltd., Series 2018-3A, Class DR, 3 mo. USD SOFR + 3.362%, 8.679%, 10/20/2031(a)(b)	9,922,685
7,140,000	AGL CLO 12 Ltd., Series 2021-12A, Class B, 3 mo. USD SOFR + 1.862%, 7.179%, 7/20/2034(a)(b)	7,140,243
7,240,000	AGL CLO 12 Ltd., Series 2021-12A, Class D, 3 mo. USD SOFR + 3.112%, 8.429%, 7/20/2034(a)(b)	7,216,600
1,805,000	AGL CLO 7 Ltd., Series 2020-7A, Class DR, 3 mo. USD SOFR + 3.362%, 8.676%, 7/15/2034(a)(b)	1,805,031
7,810,000	AIMCO CLO 12 Ltd., Series 2020-12A, Class AR, 3 mo. USD SOFR + 1.170%, 6.487%, 1/17/2032(a)(b)	7,812,342
3,955,000	ARES Loan Funding I Ltd., Series 2021-ALFA, Class D, 3 mo. USD SOFR + 3.262%, 8.576%, 10/15/2034(a)(b)	3,954,775
5,225,000	Bain Capital Credit CLO Ltd., Series 2017-2A, Class DR2, 3 mo. USD SOFR + 3.362%, 8.686%, 7/25/2034(a)(b)	5,225,376
1,310,000	Ballyrock CLO Ltd., Series 2019-2A, Class A2RR, 3 mo. USD SOFR + 2.000%, 7.319%, 2/20/2036(a)(b)	1,314,856
2,245,000	Benefit Street Partners CLO XVI Ltd., Series 2018-16A, Class DR, 3 mo. USD SOFR + 3.262%, 8.578%, 1/17/2032(a)(b)	2,244,962
5,225,000	CarVal CLO III Ltd., Series 2019-2A, Class DR, 3 mo. USD SOFR + 3.212%, 8.529%, 7/20/2032(a)(b)	5,205,871
10,050,000	Clover CLO LLC, Series 2021-1A, Class D, 3 mo. USD SOFR + 3.212%, 8.529%, 4/22/2034(a)(b)	9,987,288
5,605,000	Clover CLO LLC, Series 2021-2A, Class D, 3 mo. USD SOFR + 3.312%, 8.629%, 7/20/2034(a)(b)	5,604,989
Principal Amount (‡)	Description	Value (†)

$6,075,000	Crown City CLO I, Series 2020-1A, Class CR, 3 mo. USD SOFR + 3.682%, 8.999%, 7/20/2034(a)(b)	$6,009,663
4,080,000	Elmwood CLO VIII Ltd., Series 2021-1A, Class DR, 3 mo. USD SOFR + 3.800%, 9.128%, 4/20/2037(a)(b)	4,079,135
8,760,000	LCM 30 Ltd., Series 30A, Class BR, 3 mo. USD SOFR + 1.762%, 7.079%, 4/20/2031(a)(b)	8,705,970
1,470,000	LCM 30 Ltd., Series 30A, Class CR, 3 mo. USD SOFR + 2.262%, 7.579%, 4/20/2031(a)(b)	1,459,807
4,215,000	LCM 30 Ltd., Series 30A, Class DR, 3 mo. USD SOFR + 3.262%, 8.579%, 4/20/2031(a)(b)	4,064,634
1,260,000	Madison Park Funding XXXI Ltd., Series 2018-31A, Class D, 3 mo. USD SOFR + 3.262%, 8.577%, 1/23/2031(a)(b)	1,260,323
9,225,000	Neuberger Berman CLO XX Ltd., Series 2015-20A, Class BRR, 3 mo. USD SOFR + 1.912%, 7.226%, 7/15/2034(a)(b)	9,231,568
11,920,000	OCP CLO Ltd., Series 2019-17A, Class DR, 3 mo. USD SOFR + 3.362%, 8.679%, 7/20/2032(a)(b)	11,918,879
10,585,000	Octagon Investment Partners 42 Ltd., Series 2019-3A, Class DR, 3 mo. USD SOFR + 3.412%, 8.726%, 7/15/2034(a)(b)	10,584,799
4,920,000	Octagon Investment Partners 46 Ltd., Series 2020-2A, Class DR, 3 mo. USD SOFR + 3.562%, 8.876%, 7/15/2036(a)(b)	4,856,040
12,430,000	OHA Credit Funding 3 Ltd., Series 2019-3A, Class BR, 3 mo. USD SOFR + 1.912%, 7.229%, 7/02/2035(a)(b)	12,442,778
5,120,000	Palmer Square CLO Ltd., Series 2013-2A, Class CR3, 3 mo. USD SOFR + 2.962%, 8.278%, 10/17/2031(a)(b)	5,120,543
2,970,000	Palmer Square CLO Ltd., Series 2015-1A, Class A2R4, 3 mo. USD SOFR + 1.962%, 7.276%, 5/21/2034(a)(b)	2,968,607
9,465,307	Rockford Tower CLO Ltd., Series 2018-1A, Class A, 3 mo. USD SOFR + 1.362%, 6.681%, 5/20/2031(a)(b)	9,466,689
6,075,000	Signal Peak CLO 1 Ltd., Series 2014-1A, Class AR3, 3 mo. USD SOFR + 1.422%, 6.738%, 4/17/2034(a)(b)	6,074,727
700,000	THL Credit Wind River CLO Ltd., Series 2018-3A, Class D, 3 mo. USD SOFR + 3.212%, 8.529%, 1/20/2031(a)(b)	675,271
5,300,000	Verde CLO Ltd., Series 2019-1A, Class AR, 3 mo. USD SOFR + 1.362%, 6.676%, 4/15/2032(a)(b)	5,301,802
2,135,000	Vibrant CLO XIV Ltd., Series 2021-14A, Class C, 3 mo. USD SOFR + 4.012%, 9.329%, 10/20/2034(a)(b)	2,102,622
	Total Collateralized Loan Obligations (Identified Cost $173,781,570)	173,758,875

Shares
Common Stocks— 1.9%
	Aerospace & Defense — 0.1%
5,232	Lockheed Martin Corp.	2,379,880
	Air Freight & Logistics — 0.0%
11,040	United Parcel Service, Inc., Class B	1,640,875

Shares	Description	Value (†)
	Banks — 0.1%
9,873	JPMorgan Chase & Co.	$1,977,562
	Beverages — 0.1%
27,473	Coca-Cola Co.	1,680,798
	Biotechnology — 0.2%
36,481	AbbVie, Inc.	6,643,190
	Capital Markets — 0.0%
765	BlackRock, Inc.	637,780
6,504	Morgan Stanley	612,417
		1,250,197
	Chemicals — 0.0%
1,849	Linde PLC	858,528
	Communications Equipment — 0.0%
27,622	Cisco Systems, Inc.	1,378,614
	Consumer Staples Distribution & Retail — 0.1%
2,187	Costco Wholesale Corp.	1,602,262
22,773	Walmart, Inc.	1,370,251
		2,972,513
	Containers & Packaging — 0.0%
3,916	Packaging Corp. of America	743,179
	Diversified REITs — 0.0%
177,914	NexPoint Diversified Real Estate Trust	1,174,232
	Electric Utilities — 0.0%
16,352	Duke Energy Corp.	1,581,402
	Electrical Equipment — 0.0%
6,893	Emerson Electric Co.	781,804
	Financial Services — 0.0%
2,203	Mastercard, Inc., Class A	1,060,899
	Ground Transportation — 0.0%
4,293	Union Pacific Corp.	1,055,778
	Health Care Equipment & Supplies — 0.0%
13,614	Abbott Laboratories	1,547,367
	Health Care Providers & Services — 0.2%
13,257	Elevance Health, Inc.	6,874,285
3,423	UnitedHealth Group, Inc.	1,693,358
		8,567,643
	Hotels, Restaurants & Leisure — 0.1%
19,062	Starbucks Corp.	1,742,076
	Household Products — 0.0%
9,987	Procter & Gamble Co.	1,620,391
	IT Services — 0.0%
995	Accenture PLC, Class A	344,877
	Life Sciences Tools & Services — 0.0%
1,875	Thermo Fisher Scientific, Inc.	1,089,769
	Machinery — 0.0%
3,416	Deere & Co.	1,403,088
	Media — 0.3%
2,006,877	Altice USA, Inc., Class A(f)	5,237,949
50,128	Comcast Corp., Class A	2,173,049
705,779	iHeartMedia, Inc., Class A(f)	1,475,078
360,814	Paramount Global, Class B	4,246,781
		13,132,857
	Metals & Mining — 0.0%
39,140	Newmont Corp.	1,402,778
	Oil, Gas & Consumable Fuels — 0.3%
93,585	Battalion Oil Corp.(f)	529,691
43,710	Diamondback Energy, Inc.	8,662,011
Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
6,777	Pioneer Natural Resources Co.	$1,778,962
39,199	Williams Cos., Inc.	1,527,585
		12,498,249
	Pharmaceuticals — 0.1%
37,894	Bristol-Myers Squibb Co.	2,054,992
11,964	Johnson & Johnson	1,892,585
8,711	Merck & Co., Inc.	1,149,416
		5,096,993
	Professional Services — 0.0%
7,905	Clarivate PLC(f)	58,734
	Semiconductors & Semiconductor Equipment — 0.1%
1,331	Broadcom, Inc.	1,764,121
16,904	Microchip Technology, Inc.	1,516,458
10,509	QUALCOMM, Inc.	1,779,173
		5,059,752
	Software — 0.1%
3,979	Microsoft Corp.	1,674,045
	Specialized REITs — 0.0%
8,005	American Tower Corp.	1,581,708
	Specialty Retail — 0.0%
4,130	Home Depot, Inc.	1,584,268
	Technology Hardware, Storage & Peripherals — 0.1%
9,827	Apple, Inc.	1,685,134
17,622	IQOR US, Inc.(f)	16,159
		1,701,293
	Trading Companies & Distributors — 0.0%
12,708	Fastenal Co.	980,295
	Total Common Stocks (Identified Cost $142,126,879)	88,265,634

Principal Amount (‡)
Senior Loans — 1.5%
	Aerospace & Defense — 0.1%
$1,022,438	TransDigm, Inc., 2023 Term Loan J, 3 mo. USD SOFR + 3.250%, 8.598%, 2/28/2031(b)(m)	1,027,182
1,668,536	TransDigm, Inc., 2024 Term Loan I, 8/24/2028(n)	1,673,758
		2,700,940
	Building Materials — 0.2%
3,480,000	Foundation Building Materials Holding Co. LLC, 2024 Term Loan B2, 1 mo. USD SOFR + 4.000%, 9.313%, 1/29/2031(b)(m)	3,492,180
4,595,000	Summit Materials LLC, 2023 Incremental Term Loan B, 3 mo. USD SOFR + 2.500%, 7.827%, 1/12/2029(b)(m)	4,614,529
		8,106,709
	Consumer Cyclical Services — 0.1%
5,867,355	Uber Technologies, Inc., 2023 Term Loan B, 3 mo. USD SOFR + 2.750%, 8.079%, 3/03/2030(b)(m)	5,890,003
	Gaming — 0.0%
525,000	Light & Wonder International, Inc., 2024 Term Loan, 1 mo. USD SOFR + 2.750%, 8.075%, 4/14/2029(b)(m)	525,509
	Healthcare — 0.2%
7,061,873	Star Parent, Inc., Term Loan B, 3 mo. USD SOFR + 4.000%, 9.309%, 9/27/2030(b)(m)	7,014,206

Principal Amount (‡)	Description	Value (†)
	Leisure — 0.3%
$8,731,957	Carnival Corp., 2021 Incremental Term Loan B, 1 mo. USD SOFR + 3.250%, 8.695%, 10/18/2028(b)(m)	$8,733,791
2,949,841	Carnival Corp., 2023 Term Loan B, 1 mo. USD SOFR + 3.000%, 8.319%, 8/08/2027(b)(m)	2,951,699
		11,685,490
	Lodging — 0.1%
5,430,000	Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD SOFR + 2.750%, 8.077%, 1/17/2031(b)(m)	5,438,471
	Property & Casualty Insurance — 0.2%
3,591,000	HUB International Ltd., 2024 Term Loan B, 3 mo. USD SOFR + 3.250%, 8.574%, 6/20/2030(b)(m)	3,591,646
6,130,000	Truist Insurance Holdings LLC, 1st Lien Term Loan, 3/24/2031(n)	6,119,763
		9,711,409
	Restaurants — 0.1%
6,369,191	1011778 B.C. Unlimited Liability Co., 2023 Term Loan B5, 1 mo. USD SOFR + 2.250%, 7.580%, 9/20/2030(b)(m)	6,362,822
	Technology — 0.1%
3,714,000	GTCR W Merger Sub LLC, USD Term Loan B, 1 mo. USD SOFR + 3.000%, 8.309%, 1/31/2031(b)(m)	3,724,065
	Wireless — 0.1%
4,770,000	SBA Senior Finance II LLC, 2024 Term Loan B, 1/25/2031(n)	4,777,441
	Total Senior Loans (Identified Cost $65,640,560)	65,937,065

Shares
Preferred Stocks — 0.8%

Convertible Preferred Stocks — 0.5%
	Banking — 0.4%
10,797	Bank of America Corp., Series L, 7.250%	12,888,811
4,372	Wells Fargo & Co., Series L, 7.500%	5,330,998
		18,219,809
	Technology — 0.1%
170,945	Clarivate PLC, Series A, 5.250%	5,080,485
	Total Convertible Preferred Stocks (Identified Cost $38,868,120)	23,300,294

Shares	Description	Value (†)

Non-Convertible Preferred Stocks — 0.3%
	Household Durables — 0.0%
52,867	Hovnanian Enterprises, Inc., 7.625%	$941,033
	Industrial REITs — 0.2%
169,007	Prologis, Inc., Series Q, 8.540%	9,128,068
	Office REITs — 0.1%
2,318	Highwoods Properties, Inc., Series A, 8.625%(o)	2,356,200
	Total Non-Convertible Preferred Stocks (Identified Cost $10,716,140)	12,425,301
	Total Preferred Stocks (Identified Cost $49,584,260)	35,725,595

Principal Amount (‡)
Short-Term Investments — 0.7%
$32,196,037	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/28/2024 at 3.500% to be repurchased at $32,208,558 on 4/01/2024 collateralized by $29,144,800 U.S. Treasury Inflation Indexed Note, 0.125% due 4/15/2026 valued at $32,839,967 including accrued interest(p) (Identified Cost $32,196,037)	32,196,037
	Total Investments — 98.1% (Identified Cost $4,981,208,125)	4,431,807,033
	Other assets less liabilities — 1.9%	83,815,932
	Net Assets — 100.0%	$4,515,622,965

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Futures contracts are valued at the closing settlement price on the exchange on which the valuation designee believes that, over time, they are traded most extensively. Shares of open-end investment companies are valued at net asset value ("NAV") per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans and collateralized loan obligations are fair valued at bid prices supplied by an independent pricing service, if available. Broker-dealer bid prices may be used to fair value debt, unlisted equities, senior loans and collateralized loan obligations where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment. Forward foreign currency contracts are fair valued utilizing interpolated rates determined based on information provided by an independent pricing service.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's NAV is calculated.
Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(a)
All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the value of Rule 144A holdings amounted to
$2,015,969,097 or 44.6% of net assets.

(b)
Variable rate security. Rate as of March 31, 2024 is disclosed. Issuers comprised of various lots with differing coupon rates have been aggregated for the purpose of presentation in the Portfolio of Investments and show a weighted average rate. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

(c)	Perpetual bond with no specified maturity date.
(d)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(e)	Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. No payments were received during the period.
(f)	Non-income producing security.
(g)	Amount shown represents units. One unit represents a principal amount of 1,000.
(h)	Amount shown represents units. One unit represents a principal amount of 100.
(i)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(j)	Interest rate represents annualized yield at time of purchase; not a coupon rate. The Fund’s investment in this security is comprised of various lots with differing annualized yields.
(k)
Payment–in–kind security for which the issuer, at each interest payment date, may make interest payments in cash and/or additional principal. For the period ended March 31, 2024, interest payments were made in principal.

(l)	Interest rate represents annualized yield at time of purchase; not a coupon rate.
(m)
Stated interest rate has been determined in accordance with the provisions of the loan agreement and is subject to a minimum benchmark floor rate which may range from 0.00% to 1.00%, to which the spread is added.

(n)	Position is unsettled. Contract rate was not determined at March 31, 2024 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(o)	Level 3 security. Value has been determined using significant unobservable inputs.

(p)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty.
Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities. As of March 31, 2024, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ABS	Asset-Backed Securities
PIK	Payment-in-Kind
REITs	Real Estate Investment Trusts
SOFR	Secured Overnight Financing Rate

AUD	Australian Dollar
BRL	Brazilian Real
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
ZAR	South African Rand
Forward Foreign Currency Contracts
The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund's investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized appreciation (depreciation). The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the movement of cash and/or securities as collateral for the Fund's or counterparty's net obligations under the contracts.
At March 31, 2024, the Fund had the following open forward foreign currency contracts:
Counterparty	Delivery Date	Currency Bought/ Sold (B/S)		Units of Currency	In Exchange for	Notional Value	Unrealized Appreciation (Depreciation)
Bank of America N.A.	6/18/2024	EUR	S	12,884,000	$14,078,849	$13,942,581	$136,268
Futures Contracts
The Fund may enter into futures contracts. Futures contracts are agreements between two parties to buy and sell a particular instrument or index for a specified price on a specified future date.
When the Fund enters into a futures contract, it is required to deposit with (or for the benefit of) its broker an amount of cash or short-term high-quality securities as "initial margin." As the value of the contract changes, the value of the futures contract position increases or declines. Subsequent payments, known as "variation margin," are made or received by the Fund, depending on the price fluctuations in the fair value of the contract and the value of cash or securities on deposit with the broker. Realized gain or loss on a futures position is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, minus brokerage commissions. When the Fund enters into a futures contract certain risks may arise, such as illiquidity in the futures market, which may limit the Fund's ability to close out a futures contract prior to settlement date, and unanticipated movements in the value of securities or interest rates.
Futures contracts are exchange-traded. Exchange-traded futures contracts are standardized and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced; however, in the event that a counterparty enters into bankruptcy, the Fund's claim against initial/variation margin on deposit with the counterparty may be subject to terms of a final settlement in bankruptcy court.
At March 31, 2024, open long futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 10 Year U.S. Treasury Notes Futures	6/18/2024	3,469	$381,867,919	$384,354,359	$2,486,440
CBOT 2 Year U.S. Treasury Notes Futures	6/28/2024	2,167	443,563,204	443,117,643	(445,561)
CBOT U.S. Long Bond Futures	6/18/2024	5,274	639,061,533	635,187,375	(3,874,158)
CME Ultra Long Term U.S. Treasury Bond Futures	6/18/2024	2,732	345,304,902	352,428,000	7,123,098
Total					$5,289,819

At March 31, 2024, open short futures contracts were as follows:
Financial Futures	Expiration Date	Contracts	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CBOT 5 Year U.S. Treasury Notes Futures	6/28/2024	2,414	$259,697,266	$258,335,719	$1,361,547
Ultra 10-Year U.S. Treasury Notes Futures	6/18/2024	8,347	955,091,620	956,644,453	(1,552,833)
Total					$(191,286)
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of March 31, 2024, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Bonds and Notes(a)	$ —	$4,035,923,827	$ —	$4,035,923,827
Collateralized Loan Obligations	—	173,758,875	—	173,758,875
Common Stocks
Technology Hardware, Storage & Peripherals	1,685,134	16,159	—	1,701,293
All Other Common Stocks(a)	86,564,341	—	—	86,564,341
Total Common Stocks	88,249,475	16,159	—	88,265,634
Senior Loans(a)	—	65,937,065	—	65,937,065
Preferred Stocks
Convertible Preferred Stocks(a)	23,300,294	—	—	23,300,294
Non-Convertible Preferred Stocks
Household Durables	941,033	—	—	941,033
Industrial REITs	—	9,128,068	—	9,128,068
Office REITs	—	—	2,356,200	2,356,200
Total Non-Convertible Preferred Stocks	941,033	9,128,068	2,356,200	12,425,301
Total Preferred Stocks	24,241,327	9,128,068	2,356,200	35,725,595
Short-Term Investments	—	32,196,037	—	32,196,037
Total Investments	112,490,802	4,316,960,031	2,356,200	4,431,807,033
Forward Foreign Currency Contracts (unrealized appreciation)	—	136,268	—	136,268
Futures Contracts (unrealized appreciation)	10,971,085	—	—	10,971,085
Total	$123,461,887	$4,317,096,299	$2,356,200	$4,442,914,386

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Futures Contracts (unrealized depreciation)	$(5,872,552)	$ —	$ —	$(5,872,552)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of December 31, 2023 and/or March 31, 2024:

Asset Valuation Inputs
Investments in Securities	Balance as of December 31, 2023	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2024	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2024
Preferred Stocks
Non-Convertible Bonds
Office REITs	$2,294,242	$ —	$ —	$61,958	$ —	$ —	$ —	$ —	$2,356,200	$61,958
Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used at period end include forward foreign currency contracts and futures contracts.
The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency exchange contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. The Fund may also use forward foreign currency contracts to gain exposure to foreign currencies, regardless of whether securities denominated in such currencies are held in the Fund. As of March 31, 2024, the Fund engaged in forward foreign currency contracts for hedging purposes to gain exposure to foreign currencies.
The Fund is subject to the risk that changes in interest rates will affect the value of the Fund’s investments in fixed-income securities. The Fund will be subject to increased interest rate risk to the extent that it invests in fixed-income securities with longer maturities or durations, as compared to investing in fixed-income securities with shorter maturities or durations. The Fund may use futures contracts to hedge against changes in interest rates and to manage duration without having to buy or sell portfolio securities. The Fund may also use futures contracts to gain investment exposure. As of March 31, 2024, the Fund used futures contracts to manage duration.
The following is a summary of derivative instruments for the Fund, as of March 31, 2024:
Assets	Unrealized appreciation on forward foreign currency contracts	Unrealized appreciation on futures contracts	Total
Over-the-counter asset derivatives
Foreign exchange contracts	$136,268	$ —	$136,268
Exchange-traded asset derivatives
Interest rate contracts	—	10,971,085	10,971,085
Total asset derivatives	$136,268	$10,971,085	$11,107,353

Liabilities	Unrealized depreciation on futures contracts
Exchange-traded liability derivatives
Interest rate contracts	$(5,872,552)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Counterparty risk is managed based on policies and procedures established by each Fund's adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange's clearing house, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker's customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker's customers, potentially resulting in losses to the Fund.

Industry Summary at March 31, 2024 (Unaudited)
Treasuries	12.0%
Cable Satellite	7.3
Technology	6.2
Finance Companies	5.9
Banking	5.3
ABS Home Equity	4.1
ABS Other	4.0
Life Insurance	3.7
Metals & Mining	3.3
ABS Car Loan	3.2
Independent Energy	3.1
Sovereigns	3.1
Pharmaceuticals	2.9
Leisure	2.1
Other Investments, less than 2% each	27.4
Collateralized Loan Obligations	3.8
Short-Term Investments	0.7
Total Investments	98.1
Other assets less liabilities (including forward foreign currency and futures contracts)	1.9
Net Assets	100.0%